Financial liabilities	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Disclosure of financial liabilities
18. Financial liabilities
(1) Financial liabilities
Financial liabilities consist of the following:

	Yen in millions
			Non-cash changes
	Transition date April 1, 2019	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2020
Current liabilities
Short-term debt	5,366,876	279,033	—	—	(217,633)	—	(132,828)	5,295,448
Current portion of long-term debt	4,247,655	(4,421,058)	—	4,749,465	28,316	—	(36,238)	4,568,140
Current portion of long-term lease liabilities	87,282	(35,855)	—	30,508	(354)	—	(38,415)	43,166

Current liabilities	9,701,813	(4,177,880)	—	4,779,973	(189,672)	—	(207,481)	9,906,755

Non-current liabilities
Long-term debt	10,538,007	5,690,569	—	(4,749,465)	(724,879)	—	(84,631)	10,669,599
Long-term lease liabilities	306,398	—	152,870	(30,508)	(1,778)	—	(161,103)	265,879
Class share	497,910	—	—	—	—	—	830	498,740

Non-current liabilities	11,342,315	5,690,569	152,870	(4,779,973)	(726,657)	—	(244,905)	11,434,219

Total	21,044,128	1,512,689	152,870	—	(916,328)	—	(452,385)	21,340,973

Derivatives	95,895	(19,567)	—	—	(3,627)	110,025	—	182,726

	Yen in millions
			Non-cash changes
	As of April 1, 2020	Cash flow	Acquisitions	Reclassification	Changes in foreign currency exchange rates	Changes in fair value	Other	As of March 31, 2021
Current liabilities
Short-term debt	5,295,448	(1,038,438)	—	—	220,056	—	(137,175)	4,339,890
Current portion of long-term debt	4,568,140	(5,371,616)	—	8,421,718	—	—	(33,905)	7,584,337
Current portion of long-term lease liabilities	43,166	(44,760)	—	30,299	991	—	17,424	47,120
Class share	—	—	—	240,712	—	—	—	240,712

Current liabilities	9,906,755	(6,454,814)	—	8,692,730	221,047	—	(153,657)	12,212,060

Non-current liabilities
Long-term debt	10,669,599	9,914,667	—	(8,421,718)	963,179	—	8,076	13,133,804
Long-term lease liabilities	265,879	—	114,394	(30,299)	4,266	—	(40,468)	313,771
Class share	498,740	(258,451)	—	(240,712)	—	—	424	—

Non-current liabilities	11,434,219	9,656,216	114,394	(8,692,730)	967,445	—	(31,968)	13,447,575

Total	21,340,973	3,201,402	114,394	—	1,188,491	—	(185,625)	25,659,635

Derivatives	182,726	(44,563)	—	—	55	(135,007)	—	3,211
Short-term and long-term debt is classified as financial liabilities measured at amortized cost.
(2) Short-term debt
The breakdown of “Short-term debt” is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Short-term debt
(Principally from bank)
[Weighted average interest rate
2019 2.11%
2020 2.01%
2021 1.37%]	1,490,332	1,188,652	1,109,904
Commercial paper
[Weighted average interest rate
2019 2.28%
2020 1.50%
2021 0.16%]	3,876,544	4,106,796	3,229,986

	5,366,876	5,295,448	4,339,890

(3) Long-term debt
The breakdown of “Long-term debt” is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Unsecured loans
(Principally from bank)
[2019
Weighted average interest 2.78%
Due 2019 to 2041
2020
Weighted average interest 2.36%
Due 2020 to 2041
2021
Weighted average interest 1.40%
Due 2021 to 2042]	3,440,815	3,713,230	5,582,426
Secured loans
(Principally financial receivables securitization)
[2019
Weighted average interest 2.47%
Due 2019 to 2026
2020
Weighted average interest 1.98%
Due 2020 to 2034
2021
Weighted average interest 1.25%
Due 2021 to 2034]	1,840,204	1,983,976	3,233,353
Medium-term notes of consolidated subsidiaries
[2019
Weighted average interest 2.46%
Due 2019 to 2048
2020
Weighted average interest 2.05%
Due 2020 to 2048
2021
Weighted average interest 1.56%
Due 2021 to 2048]	7,372,550	7,442,590	9,209,453
Unsecured bonds of the parents
[2019
Weighted average interest 1.84%
Due 2019 to 2037
2020
Weighted average interest 1.85%
Due 2020 to 2037
2021
Weighted average interest 1.40%
Due 2021 to 2037]	511,980	650,905	1,161,938
Unsecured bonds of consolidated subsidiaries
[2019
Weighted average interest 2.12%
Due 2019 to 2031
2020
Weighted average interest 1.69%
Due 2020 to 2031
2021
Weighted average interest 1.57%
Due 2021 to 2028]	1,566,994	1,412,412	1,495,976
Secured bonds of consolidated subsidiaries
[2019
Weighted average interest 7.78%
Due 2019 to 2022
2020
Weighted average interest 7.52%
Due 2020 to 2023
2021
Weighted average interest 6.34%
Due 2022 to 2024]	53,120	34,626	34,996

	14,785,662	15,237,740	20,718,142
Less - Current portion due within one year	(4,247,655)	(4,568,140)	(7,584,337)

	10,538,007	10,669,599	13,133,804

As of April 1, 2019, March 31, 2020 and 2021, the currencies of long-term debt are 48%, 48% and 49% in US dollars, 11%, 11% and 16% in Japanese yen, 11%, 13% and 12% in Euros, 9%, 7% and 6% in the Australian dollar, 5%, 4% and 3% in Canadian dollar, 16%, 17% and 14% in the other currencies.
(4) Assets pledges as collateral
The breakdown of assets pledged as collateral mainly for loans of consolidated subsidiaries is as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Property, plant and equipment	641,465	644,368	754,132
Other assets	1,936,680	2,010,548	3,278,448

Total	2,578,145	2,654,916	4,032,580

Other assets principally consist of securitized finance receivables.
Standard agreements with certain banks include provisions that collateral (including sums on deposit with such banks) or guarantees will be furnished upon the banks’ request and that any collateral furnished, pursuant to such agreements or otherwise, will be applicable to all present or future indebtedness to such banks.

(5)
Interest expenses

The interest expenses for the fiscal year ended March 31, 2020 and 2021 are
 ¥
524,309 million and
 ¥
471,505 million, respectively. Interest expenses related to the financial business is included in “cost of financial services” in the consolidated statement of income.
(6) Class shares
TMC issued First Series Model AA Class Shares (the “Model AA Class Shares”) on July 24, 2015. Presented below is additional information regarding the Model AA Class
Shares:

Total number of shares issued	:	47,100,000 shares

Issue price	:	10,598 yen per share

Purchase price	:	10,121.09 yen per share

Voting rights	:	Model AA Class Shares shall have voting rights. The number of shares constituting one unit with respect to Model AA Class Shares shall be 100.

Restrictions on transfer	:	Model AA Class Shares shall have restrictions on transfer.

Dividends	:	(1) If the record date falls in the fiscal year ending on March 31, 2016 : 0.5% of the issue price

(2) If the record date falls in the fiscal year ending on March 31, 2017 through March 31, 2020 : the annual dividend rate for the previous fiscal year plus 0.5% of the issue price

(3) If the record date falls in the fiscal year ending on March 31, 2021 or later : 2.5% of the issue price

Shareholder’s right	:
(1)   Shareholder’s conversion right into Common Shares
Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for Common Shares on the first business day of April and October of every year, starting October 1, 2020.

(2)   Shareholder’s cash put option
Shareholders of the Model AA Class Shares may demand TMC to acquire all or a part of their Model AA Class Shares in exchange for cash on the last business day of March, June, September and December of each year, starting on September 1, 2020.

TMC’s right	:	TMC may acquire, on or after April 2, 2021, all of the outstanding Model AA Class Shares in exchange for cash. At the Directors’ Meeting held on December 14, 2020, TMC has resolved to exercise its cash call option to acquire all outstanding Model AA Class Shares and, subject to such acquisition, to cancel all Model AA Class Shares pursuant to Article 178 of the Companies Act of Japan. The acquisition took place on April 2, 2021, and the cancellation was completed on April 3, 2021.